Supplementary Information to the Statements of Comprehensive Profit or Loss (Schedule of Cost of Revenue License) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
Salary and benefits	$ 38	$ 102	$ 0
Royalties payments	280	0	0
Total Royalties payments	318	102	0
Total Cost of Revenues	$ 13,331	$ 14,992	$ 14,218